Equity - Summary of Prefered Share Rights and Privileges (Detail) - $ / shares	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of classes of share capital [line items]
Convertible to	In such an event, each preferred share or other equity instrument is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted-average trading price of our common shares on the TSX.
Class B Series 31 [member]
Disclosure of classes of share capital [line items]
Redemption amount	$ 25
Non-cumulative dividend	$ 0.96	$ 0.96
Reset premium	2.22%
Date redeemable / convertible	November 25, 2024
Convertible to	Class B – Series 32
Class B Series 31 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Non-cumulative dividend	$ 0.240688
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Redemption amount	25
Non-cumulative dividend	$ 0.76	0.76
Reset premium	2.71%
Date redeemable / convertible	August 25, 2025
Convertible to	Class B – Series 34
Class B Series 33 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Non-cumulative dividend	$ 0.190875
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Redemption amount	25
Non-cumulative dividend	$ 1.7	1.21
Reset premium	2.68%
Date redeemable / convertible	November 25, 2028
Convertible to	Class B – Series 45
Class B Series 44 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Non-cumulative dividend	$ 0.426
Class B Series 50 [member]
Disclosure of classes of share capital [line items]
Redemption amount	1,000
Non-cumulative dividend	$ 73.73	73.73
Reset premium	4.25%
Date redeemable / convertible	November 26, 2027
Convertible to	Not convertible
Class B Series 50 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Non-cumulative dividend	$ 36.865
Class B Series 52 [member]
Disclosure of classes of share capital [line items]
Redemption amount	1,000
Non-cumulative dividend	$ 70.57	$ 57.52
Reset premium	4.25%
Date redeemable / convertible	May 26, 2028
Convertible to	Not convertible
Class B Series 52 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Non-cumulative dividend	$ 35.285